Details of Significant Accounts - Schedule of Other Current Assets (Details) - TWD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Schedule of Other Current Assets [Abstract]
Payment on behalf of others	$ 2,441	$ 18,907	$ 46,172
Others	175	7	364
Other current assets, Total	$ 63,208	$ 14,085	$ 46,536